Distribution Date:	10/13/22	GS Mortgage Securities Trust 2019-GC39
Determination Date:	10/06/22
Next Distribution Date:	11/14/22
Record Date:	09/30/22	Commercial Mortgage Pass-Through Certificates
Series 2019-GC39

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	13-14		Andy Lindenman	(913) 317-4372
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
		Trustee	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Liquidated Loan Detail	24		Bank, N.A.
Historical Bond / Collateral Loss Reconciliation Detail	25		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
					trustadministrationgroup@wellsfargo.com
Interest Shortfall Detail - Collateral Level	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36260JAA5	2.667000%	13,478,000.00	4,642,739.75	336,172.67	10,318.49	0.00	0.00	346,491.16	4,306,567.08	30.36%	30.00%
A-2	36260JAB3	3.457000%	122,528,000.00	122,528,000.00	0.00	352,982.75	0.00	0.00	352,982.75	122,528,000.00	30.36%	30.00%
A-3	36260JAC1	3.307000%	175,000,000.00	175,000,000.00	0.00	482,270.83	0.00	0.00	482,270.83	175,000,000.00	30.36%	30.00%
A-4	36260JAD9	3.567000%	209,062,000.00	209,062,000.00	0.00	621,436.79	0.00	0.00	621,436.79	209,062,000.00	30.36%	30.00%
A-AB	36260JAE7	3.448000%	21,171,000.00	21,171,000.00	0.00	60,831.34	0.00	0.00	60,831.34	21,171,000.00	30.36%	30.00%
A-S	36260JAH0	3.819000%	81,185,000.00	81,185,000.00	0.00	258,371.26	0.00	0.00	258,371.26	81,185,000.00	19.73%	19.50%
B	36260JAJ6	3.970000%	35,761,000.00	35,761,000.00	0.00	118,309.31	0.00	0.00	118,309.31	35,761,000.00	15.05%	14.88%
C	36260JAK3	4.005000%	33,827,000.00	33,827,000.00	0.00	112,897.61	0.00	0.00	112,897.61	33,827,000.00	10.63%	10.50%
D	36260JAL1	3.000000%	18,364,000.00	18,364,000.00	0.00	45,910.00	0.00	0.00	45,910.00	18,364,000.00	8.22%	8.13%
E	36260JAQ0	3.000000%	14,497,000.00	14,497,000.00	0.00	36,242.50	0.00	0.00	36,242.50	14,497,000.00	6.33%	6.25%
F	36260JAS6	4.622026%	15,464,000.00	15,464,000.00	0.00	59,562.50	0.00	0.00	59,562.50	15,464,000.00	4.30%	4.25%
G-RR	36260JAV9	4.622026%	7,732,000.00	7,732,000.00	0.00	29,781.25	0.00	0.00	29,781.25	7,732,000.00	3.29%	3.25%
H-RR*	36260JAX5	4.622026%	25,129,711.00	25,129,711.00	0.00	96,791.80	0.00	0.00	96,791.80	25,129,711.00	0.00%	0.00%
RR	36260JBC0	4.622026%	13,095,580.00	12,945,938.19	5,693.72	49,863.71	0.00	0.00	55,557.43	12,940,244.47	0.00%	0.00%
RR Interest	N/A	4.622026%	16,247,420.00	16,061,762.44	7,064.08	61,864.90	0.00	0.00	68,928.98	16,054,698.36	0.00%	0.00%
S	36260JBA4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36260JAY3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	19.50%
Regular SubTotal			802,541,711.00	793,371,151.38	348,930.47	2,397,435.04	0.00	0.00	2,746,365.51	793,022,220.91

X-A	36260JAF4	1.128719%	622,424,000.00	613,588,739.75	0.00	577,140.90	0.00	0.00	577,140.90	613,252,567.08
X-B	36260JAG2	0.635012%	69,588,000.00	69,588,000.00	0.00	36,824.34	0.00	0.00	36,824.34	69,588,000.00
X-D	36260JAN7	1.622026%	32,861,000.00	32,861,000.00	0.00	44,417.82	0.00	0.00	44,417.82	32,861,000.00
Notional SubTotal			724,873,000.00	716,037,739.75	0.00	658,383.06	0.00	0.00	658,383.06	715,701,567.08

Deal Distribution Total					348,930.47	3,055,818.10	0.00	0.00	3,404,748.57

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36260JAA5	344.46800341	24.94232601	0.76558020	0.00000000	0.00000000	0.00000000	0.00000000	25.70790622	319.52567740
A-2	36260JAB3	1,000.00000000	0.00000000	2.88083336	0.00000000	0.00000000	0.00000000	0.00000000	2.88083336	1,000.00000000
A-3	36260JAC1	1,000.00000000	0.00000000	2.75583331	0.00000000	0.00000000	0.00000000	0.00000000	2.75583331	1,000.00000000
A-4	36260JAD9	1,000.00000000	0.00000000	2.97249998	0.00000000	0.00000000	0.00000000	0.00000000	2.97249998	1,000.00000000
A-AB	36260JAE7	1,000.00000000	0.00000000	2.87333333	0.00000000	0.00000000	0.00000000	0.00000000	2.87333333	1,000.00000000
A-S	36260JAH0	1,000.00000000	0.00000000	3.18249997	0.00000000	0.00000000	0.00000000	0.00000000	3.18249997	1,000.00000000
B	36260JAJ6	1,000.00000000	0.00000000	3.30833338	0.00000000	0.00000000	0.00000000	0.00000000	3.30833338	1,000.00000000
C	36260JAK3	1,000.00000000	0.00000000	3.33749993	0.00000000	0.00000000	0.00000000	0.00000000	3.33749993	1,000.00000000
D	36260JAL1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	36260JAQ0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	36260JAS6	1,000.00000000	0.00000000	3.85168779	0.00000000	0.00000000	0.00000000	0.00000000	3.85168779	1,000.00000000
G-RR	36260JAV9	1,000.00000000	0.00000000	3.85168779	0.00000000	0.00000000	0.00000000	0.00000000	3.85168779	1,000.00000000
H-RR	36260JAX5	1,000.00000000	0.00000000	3.85168775	0.00000040	0.47446109	0.00000000	0.00000000	3.85168775	1,000.00000000
RR	36260JBC0	988.57310558	0.43478181	3.80767480	0.00000000	0.01541894	0.00000000	0.00000000	4.24245662	988.13832377
RR Interest	N/A	988.57310515	0.43478165	3.80767531	0.00000000	0.01541968	0.00000000	0.00000000	4.24245696	988.13832350
S	36260JBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36260JAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36260JAF4	985.80507781	0.00000000	0.92724718	0.00000000	0.00000000	0.00000000	0.00000000	0.92724718	985.26497545
X-B	36260JAG2	1,000.00000000	0.00000000	0.52917658	0.00000000	0.00000000	0.00000000	0.00000000	0.52917658	1,000.00000000
X-D	36260JAN7	1,000.00000000	0.00000000	1.35168802	0.00000000	0.00000000	0.00000000	0.00000000	1.35168802	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/22 - 09/30/22	30	0.00	10,318.49	0.00	10,318.49	0.00	0.00	0.00	10,318.49	0.00
A-2	09/01/22 - 09/30/22	30	0.00	352,982.75	0.00	352,982.75	0.00	0.00	0.00	352,982.75	0.00
A-3	09/01/22 - 09/30/22	30	0.00	482,270.83	0.00	482,270.83	0.00	0.00	0.00	482,270.83	0.00
A-4	09/01/22 - 09/30/22	30	0.00	621,436.79	0.00	621,436.79	0.00	0.00	0.00	621,436.79	0.00
A-AB	09/01/22 - 09/30/22	30	0.00	60,831.34	0.00	60,831.34	0.00	0.00	0.00	60,831.34	0.00
X-A	09/01/22 - 09/30/22	30	0.00	577,140.90	0.00	577,140.90	0.00	0.00	0.00	577,140.90	0.00
X-B	09/01/22 - 09/30/22	30	0.00	36,824.34	0.00	36,824.34	0.00	0.00	0.00	36,824.34	0.00
A-S	09/01/22 - 09/30/22	30	0.00	258,371.26	0.00	258,371.26	0.00	0.00	0.00	258,371.26	0.00
B	09/01/22 - 09/30/22	30	0.00	118,309.31	0.00	118,309.31	0.00	0.00	0.00	118,309.31	0.00
C	09/01/22 - 09/30/22	30	0.00	112,897.61	0.00	112,897.61	0.00	0.00	0.00	112,897.61	0.00
D	09/01/22 - 09/30/22	30	0.00	45,910.00	0.00	45,910.00	0.00	0.00	0.00	45,910.00	0.00
X-D	09/01/22 - 09/30/22	30	0.00	44,417.82	0.00	44,417.82	0.00	0.00	0.00	44,417.82	0.00
E	09/01/22 - 09/30/22	30	0.00	36,242.50	0.00	36,242.50	0.00	0.00	0.00	36,242.50	0.00
F	09/01/22 - 09/30/22	30	0.00	59,562.50	0.00	59,562.50	0.00	0.00	0.00	59,562.50	0.00
G-RR	09/01/22 - 09/30/22	30	0.00	29,781.25	0.00	29,781.25	0.00	0.00	0.00	29,781.25	0.00
H-RR	09/01/22 - 09/30/22	30	11,877.31	96,791.81	0.00	96,791.81	0.01	0.00	0.00	96,791.80	11,923.07
RR	09/01/22 - 09/30/22	30	201.15	49,863.71	0.00	49,863.71	0.00	0.00	0.00	49,863.71	201.92
RR Interest	09/01/22 - 09/30/22	30	249.57	61,864.90	0.00	61,864.90	0.00	0.00	0.00	61,864.90	250.53
Totals			12,328.03	3,055,818.11	0.00	3,055,818.11	0.01	0.00	0.00	3,055,818.10	12,375.52

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Available Funds Summary
Total Available Distribution Amount (1)	3,404,748.57
VRR Available Funds	124,486.41
Non-VRR Available Funds	3,280,262.17
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,070,003.06	Master Servicing Fee	6,595.03
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,771.78
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	330.57
ARD Interest	0.00	Operating Advisor Fee	1,276.01
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	211.57
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,070,003.06	Total Fees	14,184.95

Principal		Expenses/Reimbursements
Scheduled Principal	348,930.47	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	348,930.47	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,055,818.10
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	348,930.47
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,404,748.57
Total Funds Collected	3,418,933.53	Total Funds Distributed	3,418,933.52

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	793,371,151.94	793,371,151.94	Beginning Certificate Balance	793,371,151.38
(-) Scheduled Principal Collections	348,930.47	348,930.47	(-) Principal Distributions	348,930.47
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	793,022,221.47	793,022,221.47	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	793,395,964.63	793,395,964.63	Ending Certificate Balance	793,022,220.91
Ending Actual Collateral Balance	793,022,221.47	793,022,221.47

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.56)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.56)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.62%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	22,210,476.83	2.80%	77	4.7076	NAP	Defeased	2	22,210,476.83	2.80%	77	4.7076	NAP
10,000,000 or less	11	76,685,679.81	9.67%	77	5.1202	1.697682	1.30 or less	8	155,136,232.66	19.56%	59	5.1071	1.048957
10,000,001 to 20,000,000	13	185,798,056.51	23.43%	68	4.8856	1.895286	1.31 to 1.40	3	80,882,366.88	10.20%	78	5.0134	1.370356
20,000,001 to 30,000,000	2	46,962,807.72	5.92%	79	5.2489	1.018756	1.41 to 1.50	1	13,000,000.00	1.64%	78	4.6700	1.420000
30,000,001 to 40,000,000	1	35,000,000.00	4.41%	77	4.9350	1.600000	1.51 to 1.60	3	48,575,000.00	6.13%	77	5.0021	1.583222
40,000,001 to 50,000,000	2	95,000,000.00	11.98%	17	4.5713	1.702105	1.61 to 1.70	3	90,817,609.78	11.45%	77	3.9757	1.623566
50,000,001 to 60,000,000	1	52,132,700.60	6.57%	79	4.8600	1.400000	1.71 to 2.00	4	106,311,814.54	13.41%	76	4.9565	1.864120
60,000,001 to 70,000,000	2	126,732,500.00	15.98%	77	4.5199	2.418278	2.01 to 3.00	10	188,088,720.78	23.72%	53	4.3952	2.540672
70,000,001 or greater	2	152,500,000.00	19.23%	78	3.9189	2.539672	3.01 or greater	2	88,000,000.00	11.10%	79	4.1082	3.661364
Totals	36	793,022,221.47	100.00%	68	4.6433	1.966262	Totals	36	793,022,221.47	100.00%	68	4.6433	1.966262
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	22,210,476.83	2.80%	77	4.7076	NAP
							Defeased	2	22,210,476.83	2.80%	77	4.7076	NAP
Arizona	1	7,617,609.78	0.96%	79	4.7000	1.670000
							Industrial	3	67,432,500.00	8.50%	75	5.0127	1.866332
Arkansas	1	2,340,000.00	0.30%	78	4.7170	1.610000
							Lodging	8	67,476,600.85	8.51%	34	5.0482	1.690133
California	6	181,933,854.85	22.94%	69	4.1475	2.093827
							Mixed Use	4	58,218,486.90	7.34%	63	5.1082	1.247610
Florida	5	93,455,917.83	11.78%	69	4.9546	1.674060
							Multi-Family	2	80,000,000.00	10.09%	42	4.4219	2.196250
Illinois	1	35,000,000.00	4.41%	77	4.9350	1.600000
							Office	27	306,005,782.88	38.59%	78	4.2917	2.349077
Indiana	1	1,735,024.94	0.22%	78	5.3000	1.300000
							Retail	16	179,404,071.11	22.62%	73	4.8948	1.561150
Iowa	1	1,412,455.28	0.18%	78	5.3000	1.300000
							Self Storage	2	12,274,302.90	1.55%	79	4.6000	2.240000
Kentucky	1	17,132,248.70	2.16%	73	5.0550	1.280000
							Totals	64	793,022,221.47	100.00%	68	4.6433	1.966262
Louisiana	1	1,823,024.50	0.23%	78	5.3000	1.300000

Massachusetts	1	7,950,000.00	1.00%	19	5.0650	0.840000

Michigan	2	5,089,531.30	0.64%	78	4.9151	1.504655

Minnesota	3	18,870,000.00	2.38%	31	4.9901	1.108665

New Mexico	1	13,000,000.00	1.64%	79	4.7900	4.650000

New York	10	188,987,028.36	23.83%	63	4.2963	2.587676

North Carolina	1	2,119,870.76	0.27%	78	5.3000	1.300000

Ohio	3	43,542,672.36	5.49%	78	5.3212	0.965291

Oklahoma	9	18,980,304.61	2.39%	77	5.2500	1.320000

Pennsylvania	3	71,886,660.31	9.06%	75	5.0344	1.875351

Tennessee	2	8,467,130.91	1.07%	78	5.0132	2.119382

Texas	7	23,969,760.79	3.02%	65	5.0266	1.466938

Utah	1	11,200,000.00	1.41%	19	5.0650	0.840000

Washington	1	14,298,649.35	1.80%	78	4.8790	1.710000

Totals	64	793,022,221.47	100.00%	68	4.6433	1.966262

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	22,210,476.83	2.80%	77	4.7076	NAP	Defeased	2	22,210,476.83	2.80%	77	4.7076	NAP
	4.000% or less	2	152,500,000.00	19.23%	78	3.9189	2.539672	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	110,000,000.00	13.87%	52	4.0246	2.813636	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.750%	9	99,604,463.64	12.56%	69	4.6945	1.855619	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	8	156,769,166.98	19.77%	78	4.8920	1.832512	37 months to 48 months	34	770,811,744.64	97.20%	68	4.6415	1.964983
	5.001% to 5.250%	8	189,985,155.43	23.96%	61	5.1014	1.316552	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	3	47,717,608.23	6.02%	58	5.3274	1.525235	Totals	36	793,022,221.47	100.00%	68	4.6433	1.966262
	5.501% or greater	2	14,235,350.36	1.80%	77	5.5812	1.602838
	Totals	36	793,022,221.47	100.00%	68	4.6433	1.966262
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	22,210,476.83	2.80%	77	4.7076	NAP	Defeased	2	22,210,476.83	2.80%	77	4.7076	NAP
	60 months or less	4	125,000,000.00	15.76%	17	4.6790	1.784400	Interest Only	18	528,607,500.00	66.66%	63	4.4706	2.197384
61 months to 113 months		30	645,811,744.64	81.44%	78	4.6342	1.999936	299 months or less	1	22,948,246.55	2.89%	78	5.3000	1.300000
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 353 months	15	219,255,998.09	27.65%	78	4.9845	1.474286
	Totals	36	793,022,221.47	100.00%	68	4.6433	1.966262	354 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	36	793,022,221.47	100.00%	68	4.6433	1.966262
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	22,210,476.83	2.80%	77	4.7076	NAP				None
Underwriter's Information		1	5,700,000.00	0.72%	78	4.7170	1.610000
	12 months or less	32	742,163,498.09	93.59%	67	4.6205	1.988271
	13 months to 24 months	1	22,948,246.55	2.89%	78	5.3000	1.300000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	36	793,022,221.47	100.00%	68	4.6433	1.966262
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30502468	OF	San Francisco	CA	Actual/360	3.850%	248,645.83	0.00	0.00	N/A	03/06/29	--	77,500,000.00	77,500,000.00	10/06/22
2	30315982	OF	New York	NY	Actual/360	3.990%	249,375.00	0.00	0.00	N/A	05/06/29	--	75,000,000.00	75,000,000.00	10/06/22
3	30315986	OF	Sunnyvale	CA	Actual/360	4.026%	218,068.63	0.00	0.00	04/06/29	06/06/34	--	65,000,000.00	65,000,000.00	10/06/22
4	30315993	IN	Denver	PA	Actual/360	5.040%	259,276.50	0.00	0.00	N/A	01/05/29	--	61,732,500.00	61,732,500.00	10/06/22
5	30315995	RT	Orlando	FL	Actual/360	4.860%	211,457.82	79,106.15	0.00	N/A	05/06/29	--	52,211,806.75	52,132,700.60	10/06/22
6	30315999	LO	Various	Various	Actual/360	5.065%	211,041.67	0.00	0.00	N/A	05/06/24	--	50,000,000.00	50,000,000.00	10/06/22
7	30316000	MF	Brooklyn	NY	Actual/360	4.023%	150,853.94	0.00	0.00	N/A	12/06/23	--	45,000,000.00	45,000,000.00	10/06/22
8	30316001	MF	Lisle	IL	Actual/360	4.935%	143,937.50	0.00	0.00	N/A	03/06/29	--	35,000,000.00	35,000,000.00	10/06/22
9	30316002	OF	Various	Various	Actual/360	5.300%	101,563.14	47,180.56	0.00	N/A	04/06/29	--	22,995,427.11	22,948,246.55	10/06/22
10	30316003	MU	Cleveland	OH	Actual/360	5.200%	104,186.15	28,396.67	0.00	N/A	05/06/29	--	24,042,957.84	24,014,561.17	10/06/22
11	30316004	IN	Livermore	CA	Actual/360	4.690%	79,534.58	0.00	0.00	N/A	03/06/29	--	20,350,000.00	20,350,000.00	10/06/22
12	30502939	OF	Boca Raton	FL	Actual/360	4.730%	78,463.96	25,624.54	0.00	N/A	05/06/29	--	19,906,289.73	19,880,665.19	10/06/22
13	30316005	OF	Tulsa	OK	Actual/360	5.250%	83,158.19	27,282.55	0.00	N/A	03/06/29	--	19,007,587.15	18,980,304.60	10/06/22
14	30316006	RT	Hopkinsville	KY	Actual/360	5.055%	72,279.27	26,034.95	0.00	N/A	11/06/28	--	17,158,283.65	17,132,248.70	10/06/22
15	30316007	MU	Miami Beach	FL	Actual/360	5.340%	66,750.00	0.00	0.00	N/A	02/06/24	--	15,000,000.00	15,000,000.00	10/06/22
16	30502796	MU	New York	NY	Actual/360	4.830%	60,375.00	0.00	0.00	N/A	05/06/29	--	15,000,000.00	15,000,000.00	10/06/22
17	30316010	RT	San Mateo	CA	Actual/360	4.700%	58,750.00	0.00	0.00	N/A	05/06/24	--	15,000,000.00	15,000,000.00	10/06/22
18	30316011	RT	Bellingham	WA	Actual/360	4.879%	58,209.24	18,031.71	0.00	N/A	04/06/29	--	14,316,681.06	14,298,649.35	10/06/22
19	30316012	LO	Santa Fe	NM	Actual/360	4.790%	51,891.67	0.00	0.00	N/A	05/06/29	--	13,000,000.00	13,000,000.00	10/06/22
20	30316013	RT	New York	NY	Actual/360	4.670%	50,591.67	0.00	0.00	N/A	04/06/29	--	13,000,000.00	13,000,000.00	10/06/22
21	30316014	SS	Various	Various	Actual/360	4.600%	47,113.59	16,197.99	0.00	N/A	05/06/29	--	12,290,500.89	12,274,302.90	10/06/22
22	30316015	Various Various		NY	Actual/360	4.750%	46,502.42	16,095.26	0.00	N/A	04/06/29	--	11,747,981.03	11,731,885.77	10/06/22
23	30316016	RT	Hudson	NY	Actual/360	5.000%	43,333.33	0.00	0.00	N/A	04/06/29	--	10,400,000.00	10,400,000.00	10/06/22
24	30316017	RT	Fairview Park	OH	Actual/360	5.372%	43,800.30	13,860.69	0.00	N/A	02/06/29	--	9,783,222.37	9,769,361.68	10/06/22
25	30316018	OF	Akron	OH	Actual/360	5.568%	45,342.28	13,294.15	0.00	N/A	03/06/29	--	9,772,043.66	9,758,749.51	10/06/22
26	30316019	RT	Various	Various	Actual/360	4.700%	39,558.33	0.00	0.00	N/A	04/06/29	--	10,100,000.00	10,100,000.00	10/06/22
27	30316020	OF	Torrance	CA	Actual/360	5.000%	41,666.67	0.00	0.00	N/A	03/06/29	--	10,000,000.00	10,000,000.00	10/06/22
28	30316021	RT	Gilbert	AZ	Actual/360	4.700%	29,882.12	11,868.22	0.00	N/A	05/04/29	--	7,629,478.00	7,617,609.78	10/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	30316022	OF	Nashville	TN	Actual/360	4.950%	28,661.52	10,430.46	0.00	N/A	04/06/29	--	6,948,247.49	6,937,817.03	10/06/22
30	30316023	RT	Brooklyn	NY	Actual/360	5.150%	29,183.33	0.00	0.00	N/A	04/06/29	--	6,800,000.00	6,800,000.00	10/06/22
31	30316024	RT	Kutztown	PA	Actual/360	5.200%	29,358.33	0.00	0.00	N/A	03/06/29	--	6,775,000.00	6,775,000.00	10/06/22
32	30316025	IN	Various	Various	Actual/360	4.717%	22,405.75	0.00	0.00	N/A	04/06/29	--	5,700,000.00	5,700,000.00	10/06/22
33	30316026	RT	Baytown	TX	Actual/360	5.150%	19,557.95	6,651.31	0.00	N/A	03/06/29	--	4,557,192.27	4,550,540.96	10/06/22
34	30316027	LO	Jacksonville	FL	Actual/360	5.610%	20,956.42	6,054.94	0.00	N/A	03/06/29	--	4,482,655.79	4,476,600.85	10/06/22
35	30316028	RT	Bee Cave	TX	Actual/360	4.650%	16,662.50	0.00	0.00	N/A	03/06/29	--	4,300,000.00	4,300,000.00	10/06/22
36	30316029	OF	East Peoria	IL	Actual/360	4.900%	7,608.46	2,820.32	0.00	N/A	03/30/29	04/01/29	1,863,297.15	1,860,476.83	10/01/22
Totals							3,070,003.06	348,930.47	0.00				793,371,151.94	793,022,221.47
(1) Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	57,813,539.79	52,985,802.26	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	19,700,199.36	30,246,156.80	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	23,010,656.56	20,344,176.48	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,496,408.00	7,784,654.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	15,418,380.84	16,353,519.80	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,011,516.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	9,302,751.77	11,998,867.82	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,437,792.40	5,717,126.28	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	382,608.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	927,108.52	251,915.26	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	2,173,856.22	2,143,013.06	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,889,439.00	5,388,152.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,739,710.52	1,627,680.20	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	18,000,500.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,433,997.76	3,607,721.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,560,161.39	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,464,312.57	1,430,962.12	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,356,683.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,137,329.86	905,457.32	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,239,278.06	1,302,700.58	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	951,596.44	1,001,682.63	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	960,696.34	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,071,974.87	1,001,788.47	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,380,163.25	899,402.42	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,046,598.96	332,310.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,086,496.17	1,083,300.36	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	947,090.37	919,532.85	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
29	1,191,683.18	1,140,079.26	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	557,619.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	731,312.28	584,290.73	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	794,003.71	799,629.74	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	404,531.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	747,465.27	909,705.32	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	373,847.09	480,339.03	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	194,741,309.47	171,239,966.43				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/13/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.643311%	4.621385%	68
09/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.643481%	4.621553%	69
08/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.643634%	4.621704%	70
07/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.643786%	4.621731%	71
06/10/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.643953%	4.621897%	72
05/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.644104%	4.622045%	73
04/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.644248%	4.622188%	74
03/11/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.644374%	4.622312%	75
02/11/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.644538%	4.622474%	76
01/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.644662%	4.622596%	77
12/10/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.644786%	4.622718%	78
11/15/21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.644922%	4.622852%	79
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		125,000,000	125,000,000		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		668,022,221	668,022,221		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-22	793,022,221	793,022,221	0	0	0	0
Sep-22	793,371,152	793,371,152	0	0	0	0
Aug-22	793,685,430	793,685,430	0	0	0	0
Jul-22	793,998,353	793,998,353	0	0	0	0
Jun-22	794,343,209	794,343,209	0	0	0	0
May-22	794,653,295	794,653,295	0	0	0	0
Apr-22	794,926,519	794,926,519	0	0	0	0
Mar-22	795,157,178	795,157,178	0	0	0	0
Feb-22	795,458,336	795,458,336	0	0	0	0
Jan-22	795,686,679	795,686,679	0	0	0	0
Dec-21	795,914,029	795,914,029	0	0	0	0
Nov-21	796,164,322	796,164,322	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	30315995	0.00	4.86000%	53,379,741.68	4.86000%	8	06/22/21	05/19/21	06/22/21
5	30315995	0.00	4.86000%	0.00	4.86000%	8	05/19/21	05/19/21	06/22/21
16	30502796	0.00	4.83000%	0.00	4.83000%	8	06/30/21	06/30/21	07/12/21
19	30316012	0.00	4.79000%	0.00	4.79000%	10	09/08/21	03/23/21	09/08/21
28	30316021	7,941,753.17	4.70000%	7,941,753.17	4.70000%	10	05/05/20	05/06/20	07/06/20
Totals		7,941,753.17		61,321,494.85
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the "U.S. Risk Retention Special Notices" tab for the GS Mortgage Securities Trust 2019-GC39 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 27 of 27